Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1.           Description of the business

Colliers International Group Inc. (“Colliers” or the “Company”) provides commercial real estate professional services and investment management to corporate and institutional clients in 35 countries around the world (70 countries including affiliates and franchisees). Colliers’ primary service lines are Outsourcing, Engineering, Investment Management (“IM”), Leasing and Capital Markets. Operationally, Colliers is organized into three distinct segments: Real Estate Services, Engineering and Investment Management. Refer to Note 2, Summary of presentation for additional information on a change in the Company’s reporting segments.